Taxes (Detail Textuals) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%	25.00%
Net income exempt from income tax	$ 1,690,000	$ 1,500,000	$ 3,500,000	$ 1,200,000
Tax savings from tax break	$ 421,437	$ 373,327	$ 869,890	$ 301,871
Per share effect of the tax exemption	$ 0.04	$ 0.04	$ 0.09	$ 0.03
Cumulative net operating loss	$ 678,000		$ 622,000	$ 639,000
Valuation allowance	$ 169,550		$ 160,016	$ 159,649